UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2003

If amended report check here:      | | Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   |_| adds new holding
                                       entries.

 Brahman Capital Corp.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

 350 Madison Avenue, 22nd Floor     New York      NY        10017
--------------------------------------------------------------------------------
Business Address      (Street)      (City)      (State)     (Zip)


13F File Number: 28-4455

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

William D'Eredita           Chief Financial Officer          (212) 681-9797
--------------------------------------------------------------------------------
Name                               (Title)                      (Phone)


                                          /s/ WILLIAM D'EREDITA
                                      ------------------------------------------
                                                  (Signature)

                                           New York, NY  November 13, 2003
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[x]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total:   32

Form 13F Information Table Value Total: $ 778,403,649.00


..
List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:                     13F File No.: Name:
   ------------- ---------------------     ------------- ---------------------
1.  NONE                                6.
   ------------- ---------------------     ------------- ---------------------
2.                                      7.
   ------------- ---------------------     ------------- ---------------------
3.                                      8.
   ------------- ---------------------     ------------- ---------------------
4.                                      9.
   ------------- ---------------------     ------------- ---------------------
5.                                      10.
   ------------- ---------------------     ------------- ---------------------


      Item 1                   Item 2              Item 3              Item 4            Item 5


                                 Title               CUSIP            Fair Market        Principal
  Name of Issuer                of Class            Number               Value            Amount
-----------------------------------------------------------------------------------------------------------------

ALLIED CAPITAL                  COMMON             01903Q-10-8           1,229,500.00          50,000
BROOKFIELD HOMES CORP           COMMON             112723-10-1           4,491,672.00         242,400
CAPITAL ONE                     COMMON             14040H-95-5             342,825.00           6,530 (P)
COLLINS & AIKMAN                COMMON             194830-20-4           3,380,000.00       1,000,000
CRAY INC                        COMMON             225223-95-6             270,000.00           2,000 (P)
DAVITA INC.                     COMMON             23918K-10-8          94,040,589.00       2,954,464
DUN& BRADSTREET                 COMMON             26483E-10-0          94,833,328.00       2,282,940
E FUNDS CORP                    COMMON             28224R-10-1          42,670,315.00       3,449,500
ECHOSTAR COMMUNICATIONS         COMMON             278762-90-9             184,000.00             100 (C )
FAIR ISAAC & CO                 COMMON             303250-10-4          39,700,716.00         673,350
FREDDIE MAC                     COMMON             313400-30-1          30,718,980.00         586,800
FREDDIE MAC                     COMMON             313400-90-1          28,373,100.00          32,060 (C )
FIND SVP INC.                   COMMON             317718-30-2             633,750.00         375,000
FOOT LOCKER INC.                COMMON             344849-10-4          47,568,060.00       2,936,300
GENESIS HEALTH VENTURES         COMMON             37183F-10-7          45,512,379.00       1,879,900
GRAPHIC PACKAGING               COMMON             388690-10-9             506,000.00         100,000
INTERGRAPH CORP                 COMMON             458683-10-9           3,980,512.00         169,600
INTEL CORP                      COMMON             458140-95-0              50,000.00          20,000 (P)
IRON MOUNTAIN                   COMMON             462846-10-6          53,151,925.00       1,480,555
JUNIPER NETWORKS                COMMON             48203R-95-4           1,128,713.00           5,715 (P)
JUNIPER NETWORKS                COMMON             48203R-95-4           2,468,040.00           9,420 (P)
K2 INC                          COMMON             482732-10-4           4,802,490.00         323,400
LEAPFROG ENTERPRISES            COMMON             52186N-95-6              79,025.00           1,090 (P)
PENN NATIONAL GAMING            COMMON             707569-10-9          57,889,663.00       2,715,275
PEP BOYS                        COMMON             713278-10-9          39,744,810.00       2,597,700
RH DONNELLY CORP                COMMON             74955W-30-7          59,185,900.00       1,464,635
ROTECH HEALTHCARE               COMMON             778669-10-1          57,409,450.00       2,367,400
SCHERING PLOUGH                 COMMON             806605-10-1          21,913,596.00       1,437,900
SEARS                           COMMON             812387-95-8             392,437.00           7,475 (P)
SOUTHERN UNION                  COMMON             844028-10-0          22,685,820.00       1,334,460
TECO ENERGY                     COMMON             872375-95-0             437,500.00          12,500 (P)
YELLOW CORP                     COMMON             985509-10-8          18,628,554.00         624,700



                                                                       -------------------
                                                                            778,403,649.00
                                                                       ====================


Note: The above schedule sets forth only the Section 13(f) securities under management by Brahman Capital at September 30, 2003 and required to be reported on Form 13F. The limited comments of Forms 13F cannot be used as a basis of determining actual or prospective investment performance and any attempt to use such information may be materially misleading.



      Item 1                                  Item 6                       Item 7                        Item 8


                              a) Sole      b) Shared      c) Shared-      Managers      a) Sole       b) Shared   c) Shared
                                           As Defined       Other        See Instr.                  As Defined     Other
  Name of Issuer                          in Instr. V                        V                       in Instr. V
----------------------------------------------------------------------------------------------------------------------------

ALLIED CAPITAL                   x                                           1             x
BROOKFIELD HOMES CORP            x                                           1             x
CAPITAL ONE                      x                                           1             x
COLLINS & AIKMAN                 x                                           1             x
CRAY INC                         x                                           1             x
DAVITA INC.                      x                                           1             x
DUN& BRADSTREET                  x                                           1             x
E FUNDS CORP                     x                                           1             x
ECHOSTAR COMMUNICATIONS          x                                           1             x
FAIR ISAAC & CO                  x                                           1             x
FREDDIE MAC                      x                                           1             x
FREDDIE MAC                      x                                           1             x
FIND SVP INC.                    x                                           1             x
FOOT LOCKER INC.                 x                                           1             x
GENESIS HEALTH VENTURES          x                                           1             x
GRAPHIC PACKAGING                x                                           1             x
INTERGRAPH CORP                  x                                           1             x
INTEL CORP                       x                                           1             x
IRON MOUNTAIN                    x                                           1             x
JUNIPER NETWORKS                 x                                           1             x
JUNIPER NETWORKS                 x                                           1             x
K2 INC                           x                                           1             x
LEAPFROG ENTERPRISES             x                                           1             x
PENN NATIONAL GAMING             x                                           1             x
PEP BOYS                         x                                           1             x
RH DONNELLY CORP                 x                                           1             x
ROTECH HEALTHCARE                x                                           1             x
SCHERING PLOUGH                  x                                           1             x
SEARS                            x                                           1             x
SOUTHERN UNION                   x                                           1             x
TECO ENERGY                      x                                           1             x
YELLOW CORP                      x                                           1             x
